Long-Term Debt - Long-Term Debt and Capital Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Debt Instrument [Line Items]
Accounts Receivable Securitization Facility	$ 40	$ 55
Other	28	30
Net discount on debt, using an effective interest rate of 8.39% to 8.58%	(40)	(20)
Capital lease obligations	330	315
Total debt and capital lease obligations	2,889	3,226
Less current maturities of long-term debt and capital lease obligations	(74)	(345)
Long-term debt and capital lease obligations	2,815	2,881
8.00% Notes due May 2016 [Member]
Debt Instrument [Line Items]
Long Term Debentures and Notes due	1,000	1,000
8.00% Secured Term Loan Facility due August 2018 [Member]
Debt Instrument [Line Items]
Long Term Debentures and Notes due	834
7.50% Notes due November 2014 [Member]
Debt Instrument [Line Items]
Long Term Debentures and Notes due	490	490
2.21% to 4.25% Revolving ABL Credit Facility due August 2017 [Member]
Debt Instrument [Line Items]
Long Term Debentures and Notes due	207
1.65% to 4.75% Revolving Credit Facility and Variable Rate Notes due April 2015 - April 2018 [Member]
Debt Instrument [Line Items]
Long Term Debentures and Notes due		1,074
7.50% Notes due May 2012 [Member]
Debt Instrument [Line Items]
Long Term Debentures and Notes due		$ 282